Transactions with Related Parties (Details) - USD ($)	5 Months Ended		6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	May. 28, 2014	May. 28, 2010	Jun. 18, 2015	Nov. 13, 2014	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 18, 2015	Nov. 18, 2014	Oct. 09, 2013
Related Party Transaction [Line Items]
Amount drawn down						$ 192,930,000	$ 161,932,000	$ 155,550,000
Amount outstanding						$ 539,535,000	485,450,000
Fixed dry dock expenses reimbursement agreement to the Manager						Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Management fees						$ 95,336,000	95,827,000	71,392,000
General and administrative expenses						15,532,000	14,588,000	7,017,000
Due to related parties total						0	28,114,000
Due to related parties, short term						0	18,489,000
Due to related parties, long term						0	9,625,000
Due from related parties						17,837,000	1,361,000
Investment in affiliates						204,808,000	170,607,000
Gain on sale of vessels recognized at time of sale						5,771,000	22,599,000	(21,098,000)
Deferred gain on sale of assets						8,972,000	0	0
Cash award, authorized amount						2,750,000
The Navios Holdings Credit Facilities
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity						40,000,000
Arrangement fee						$ 400,000
Interest rate description						LIBOR plus 300 bps
Loan margin percentage						3.00%
Line of credit facility amendment date						Nov. 08, 2011
Amount outstanding						$ 0
Interest expense, Related party						0	0	199,000
Navios Holdings, Short term credit facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity						200,000,000
Arrangement fee						$ 4,000,000
Amount drawn down				$ 169,650,000
Interest rate percentage						6.00%
Line of credit facility amendment date						Nov. 11, 2014
Line of credit facility maturity date						Dec. 29, 2014
Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement						May 28, 2014
Duration of agreement		5 years
Extended Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement						May 31, 2020
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
Maturity date of agreement						May 31, 2020
General and administrative expenses						$ 7,608,000	7,314,000	$ 3,476,000
LR1 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings	$ 300,000
Duration of agreement		4 years
LR1 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 7,000
Duration of agreement	2 years
MR2 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings	$ 300,000
Duration of agreement		4 years
MR2 Product Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,000
Duration of agreement	2 years
MR2 Chemical Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings	$ 300,000
Duration of agreement		4 years
MR2 Chemical Tanker Vessel | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,000
Duration of agreement	2 years
VLCC | Extended Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500
Decrease in daily management fee	5.00%
Duration of agreement	2 years
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement						2 years
Charter hire daily rate						$ 35,000
Market charter hire daily rate threshold						$ 35,000
Nave Galactic
Related Party Transaction [Line Items]
Duration of agreement						4 years
Charter hire daily rate						$ 35,000
Market charter hire daily rate threshold						$ 35,000
Nave Quasar
Related Party Transaction [Line Items]
Duration of agreement						4 years
Charter hire daily rate						$ 35,000
Market charter hire daily rate threshold						35,000
Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Gain on sale of vessels, total			$ 14,742,000
Gain on sale of vessels recognized at time of sale			5,771,000
Deferred gain on sale of assets			8,971,000
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties						1,743,000	687,000
Investment in affiliates						5,498,000	4,935,000				$ 4,750,000
Unamortized difference of investment						5,386,000	6,063,000				$ 6,763,000
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties						573,000
Investment in affiliates						7,342,000			$ 6,650,000
Unamortized difference of investment						8,895,000			$ 9,419,000
Navios Midstream
Related Party Transaction [Line Items]
Amount drawn down					$ 104,451,000
Due from related parties						$ 346,000	674,000
Backstop Agreement with Navios Midstream						On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered-out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Navios GP LLC general partner interest in Navios Midstream					2.00%	2.00%
Navios Acquisition interest in Navios Midstream						60.90%
Investment in affiliates			27,665,000			$ 191,968,000	165,671,000			$ 183,141,000
Unamortized difference of investment			2,554,000			22,120,000	$ 20,076,000			20,169,000
Navios Midstream | Tangible Assets
Related Party Transaction [Line Items]
Unamortized difference of investment			2,626,000							20,501,000
Navios Midstream | Nave Celeste and C. Dream
Related Party Transaction [Line Items]
Sale price			100,000,000
Cash received			73,000,000
Navios Holdings
Related Party Transaction [Line Items]
Due from related parties						15,175,000
Intangible Assets | Navios Midstream
Related Party Transaction [Line Items]
Unamortized difference of investment			$ (72,000)							$ (332,000)
Subordinated Series A Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged			1,592,920
Share price			$ 17.02
General Partner Units | Navios Midstream
Related Party Transaction [Line Items]
Units exchanged			32,509		381,334
Proceeds from issuance of general partner units			$ 551,000
Deferred Bonus | Directors and/or Officers
Related Party Transaction [Line Items]
Cash award, authorized amount						$ 2,750,000